Goodwill And Other Intangibles (Tables)	12 Months Ended
Sep. 30, 2011
Goodwill And Other Intangibles [Abstract]
Schedule Of Change In Carry Amount Of Goodwill By Business Segment

	PROCESS	INDUSTRIAL	NETWORK	CLIMATE	TOOLS AND
	MANAGEMENT	AUTOMATION	POWER	TECHNOLOGIES	STORAGE	TOTAL
Balance, September 30, 2009	$2,279	1,304	2,417	473	605	7,078
Acquisitions	27	97	1,509			1,633
Divestitures			(2)		(44)	(46)
Foreign currency translation and other	(32)	(22)	73	(9)	(19)	(9)
Balance, September 30, 2010	$2,274	1,379	3,997	464	542	8,656
Acquisitions	110			15		125
Divestitures		(1)	(8)		(6)	(15)
Impairment		(19)				(19)
Foreign currency translation and other	(16)	34	1	4	1	24
Balance, September 30, 2011	$2,368	1,393	3,990	483	537	8,771

Schedule Of Gross Carrying Amount And Accumulated Amortization Of Identifiable Intangible Assets By Major Class

	CUSTOMER RELATIONSHIPS		INTELLECTUAL PROPERTY		CAPITALIZED SOFTWARE		TOTAL
	2010	2011	2010	2011	2010	2011	2010	2011
Gross carrying amount	$1,414	1,499	1,127	1,110	918	971	3,459	3,580
Less: Accumulated amortization	181	330	420	518	708	763	1,309	1,611
Net carrying amount	$1,233	1,169	707	592	210	208	2,150	1,969